Note 10 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Non-vested (in shares) | shares	140,362
Non-vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 1.60
Granted (in shares) | shares	125,450
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 1.07
Vested (in shares) | shares	(90,227)
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 1.52
Non-vested (in shares) | shares	175,585
Non-vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 1.27